Additional Information - Condensed Financial Statements of the Company - Statements of Comprehensive Income/(Loss) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses :
General and administrative expenses	[1]	¥ (91,846)	¥ (334,189)	¥ (277,931)
Total operating expenses	[1]	(428,637)	(769,029)	(752,135)
Loss from operations		(191,435)	(336,095)	(102,576)
Other income/(loss):
Net interest income		31,411	47,304	35,421
Foreign currency exchange gain/(loss)		(32,872)	8,612	5,494
Gain on disposal of available-for-sale debt investments	[2]			573,860
Changes in fair value of loan related to co-sale of Particle shares				(24,535)
Changes in fair value of forward contract in relation to disposal of investments in Particle				16,085
Impairment of available-for-sale debt investments		(5,980)		(2,000)
Others, net		8,294	25,387	35,881
Income/(loss) before tax from continuing operations	[2]	(196,113)	(252,485)	543,228
Income tax (expense)/benefit	[2]	70,394	(20,581)	(115,583)
Net income/(loss)		(125,719)	(273,066)	365,279
Comprehensive loss attributable to Phoenix New Media Limited		(115,746)	(216,795)	(1,053,653)
Parent Company
Operating expenses :
General and administrative expenses		(16,945)	(16,556)	(39,303)
Total operating expenses		(16,945)	(16,556)	(39,303)
Loss from operations		(16,945)	(16,556)	(39,303)
Other income/(loss):
Net interest income		50	3	1
Foreign currency exchange gain/(loss)		(21,847)	5,775	17,010
Income from equity method investments, net of impairments				6,013
Gain on disposal of available-for-sale debt investments				573,860
Changes in fair value of loan related to co-sale of Particle shares				(24,535)
Changes in fair value of forward contract in relation to disposal of investments in Particle				16,085
Impairment of available-for-sale debt investments		(5,980)
Others, net		(5,514)	5,152	5,580
Share of loss from the subsidiaries		(123,773)	(200,075)	(77,736)
Income/(loss) before tax from continuing operations		(174,009)	(205,701)	476,975
Income tax (expense)/benefit		64,357		(96,606)
Net income/(loss)		(109,652)	(205,701)	380,369
Other comprehensive loss		(6,094)	(11,094)	(1,434,022)
Comprehensive loss attributable to Phoenix New Media Limited		¥ (115,746)	¥ (216,795)	¥ (1,053,653)

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):
[2]	The gain on disposal of available-for-sale debt investments, income before tax from continuing operations and the income tax expense for the year ended December 31, 2020 have been restated. Refer to Note 2(b) for further information.